Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments Accounted For Using Equity Method [Abstract]
At January 1	¥ 236	¥ 378
Additions	333	99
Business combination		3
Share of net profit/(loss) of investments accounted for using equity method	(18)	(1)	¥ 4
Share of other comprehensive losses	(1)
Disposal	(1)	(50)
Step acquisition accounted for as business combination under common control		(184)
Other step acquisition		(14)
Impairment provision	(43)	(2)
Currency translation differences	3	7
Dividend received	(20)
At December 31	¥ 489	¥ 236	¥ 378